                    OPPENHEIMER CAPITAL APPRECIATION FUND
                     Supplement dated July 1, 2003 to the
                      Prospectus dated December 27, 2002

The Prospectus is changed as follows:

      Footnote 5 to the table  captioned  "Annual Fund Operating  Expenses" on page 8 is deleted and replaced with the following:

      5.  Expenses  may  vary  in  future  years.  "Other  expenses"  include
      transfer  agent  fees,   custodial   fees,  and  accounting  and  legal
      expenses that the Fund pays.  Effective  July 1, 2003,  the Manager has voluntarily  undertaken  to limit total  annual  operating  expenses of
      Class Y shares so that the  annualized  rate of such  expenses  for the remainder  of the fiscal year ending  August 31, 2003 shall be 0.75% of
      average  daily  net  assets,   and  to  limit  total  annual  operating
      expenses  of Class Y shares to 0.75% of  average  daily net  assets for the fiscal year  commencing  September 1, 2003.  Had this limit been in effect  during the Fund's  fiscal year ended  August 31,  2002,  "Total
      Annual  Operating  Expenses"  as a  percentage  of  average  daily  net assets  would  have been  0.75% for Class Y  shares.  The  Manager  may amend or withdraw this limitation at any time.

      For the period  from  January 1, 2001  through  October 31,  2002,  the
      Transfer Agent  voluntarily  limited its fees to 0.25% of average daily net assets of Class Y shares  and 0.35% of average  daily net assets of all other  classes of  shares.  For the  fiscal  year ended  August 31,
      2002,  the  transfer  agent  fees  for  Class  Y did  not  exceed  that limitation  and for each  other  class  the fees were  reduced  by less than  0.001% of average  daily net assets  because of that  limitation.
      Effective  November 1, 2002,  the Transfer  Agent  increased  the limit for Class Y shares to 0.35% of  average  daily  net  assets;  the limit for each other class of shares  remained  unchanged at 0.35% of average daily net  assets  of the  respective  class.  The  Transfer  Agent may amend or withdraw those limitations at any time.

July 1, 2003                                                      PS0320.018